Restructuring Charges, Accruals for Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning balance	$ 1,214	$ 0
Restructuring charges	726	1,595
Payments and utilization	(725)	(285)
Changes in estimates	(650)	(96)
Accruals for restructuring charges, ending balance	565	1,214
Personnel cost [Member]
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning balance	1,170	0
Restructuring charges	716	1,371
Payments and utilization	(683)	(105)
Changes in estimates	(638)	(96)
Accruals for restructuring charges, ending balance	565	1,170
Facility closure cost [Member]
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning balance	0	0
Restructuring charges	10	80
Payments and utilization	(4)	(80)
Changes in estimates	(6)	0
Accruals for restructuring charges, ending balance	0	0
Other restructuring [Member]
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning balance	44	0
Restructuring charges	0	144
Payments and utilization	(38)	(100)
Changes in estimates	(6)	0
Accruals for restructuring charges, ending balance	$ 0	$ 44